Operations - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) entity	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 10,172,584		¥ 7,523,108	¥ 4,678,109	$ 1,474,886
Time deposits	4,767,972		7,632,334		691,291
Accounts receivable, net	1,328,584		1,382,328		192,627
Prepayments and other current assets	1,950,573		2,807,048		282,806
Short-term investments	4,623,452		15,060,722		670,338
Long-term investments, net	5,651,018		5,502,524		819,321
Other non-current assets	1,474,368		1,459,485		213,762
Total assets	41,830,570		52,053,151		6,064,863
Accounts payable	4,291,656		4,360,906		622,232
Salary and welfare payables	1,401,526		995,451		203,202
Taxes payable	316,244		203,770		45,851
Deferred revenue	2,819,323		2,645,389		408,763
Accrued liabilities and other payables	1,534,962		2,416,955		222,548
Other long-term liabilities	814,429		481,982		118,082
Total liabilities	26,590,983		30,337,085		3,855,330
Total Bilibili Inc's shareholders' deficit	15,237,828		21,703,667		2,209,278
Noncontrolling interests	1,759		12,399		255
Total shareholders' equity	15,239,587		21,716,066	7,782,204	2,209,533	¥ 7,636,460
Total liabilities and shareholders' equity	41,830,570		52,053,151		$ 6,064,863
Total revenues	21,899,167	$ 3,175,081	19,383,684	11,998,976
Gain/(Loss) from non-operations	(8,357,944)	(1,211,788)	(6,429,074)	(3,140,963)
Loss before income tax expenses	(7,403,508)	(1,073,407)	(6,713,450)	(3,000,648)
Income tax	(104,145)	(15,100)	(95,289)	(53,369)
Net loss	(7,507,653)	(1,088,507)	(6,808,739)	(3,054,017)
Net loss attributable to noncontrolling interests	10,640	1,542	19,511	46,605
Net loss attributable to the Bilibili Inc.'s shareholders	(7,497,013)	(1,086,965)	(6,789,228)	(3,011,704)
Net cash provided by /(used in) operating activities	(3,911,400)	(567,097)	(2,647,008)	753,103
Purchase of short-term investments	(70,578,711)	(10,232,951)	(71,748,847)	(26,731,176)
Maturities of short-term investments	81,698,532	11,845,174	60,524,888	24,921,538
Placements of time deposits	(10,245,026)	(1,485,389)	(10,697,444)	(10,907,296)
Maturities of time deposits	13,909,967	2,016,756	7,655,147	7,670,373
Net cash (used in)/provided by investing activities	10,609,218	1,538,192	(24,578,111)	(8,906,821)
Net cash provided by/(used in) financing activities	(4,354,919)	$ (631,404)	30,389,152	8,335,419
Assets of VIE's used to settle obligations of respective VIE's registered capital	494,100		494,100
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves	¥ 24,100		22,600
Number of VIE having variable interest but not primary beneficiary | entity	0	0
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,590,440		377,114
Time deposits	4,186		6,997
Accounts receivable, net	619,927		524,311
Amounts due from Group companies	507,849		391,951
Amount due from related parties	119,857		101,983
Prepayments and other current assets	883,903		1,806,185
Short-term investments	272,340		927,124
Long-term investments, net	1,852,740		1,745,466
Other non-current assets	5,852,315		4,926,989
Total assets	11,703,557		10,808,120
Accounts payable	3,452,192		3,164,301
Salary and welfare payables	343,786		343,008
Taxes payable	165,162		128,817
Short-term loan	400,000		400,000
Deferred revenue	2,138,539		2,192,460
Accrued liabilities and other payables	531,188		1,184,523
Amounts due to the Group companies	12,415,760		7,214,146
Amounts due to related parties	27,929		117,901
Other long-term liabilities	269,623		222,719
Total liabilities	19,744,179		14,967,875
Total Bilibili Inc's shareholders' deficit	(8,042,238)		(4,170,459)
Noncontrolling interests	1,616		10,704
Total shareholders' equity	(8,040,622)		(4,159,755)
Total liabilities and shareholders' equity	11,703,557		10,808,120
Total revenues	16,074,746		14,442,432	10,318,972
Total costs and expenses	(19,582,407)		(17,147,663)	(11,154,230)
Gain/(Loss) from non-operations	(268,584)		(163,146)	8,368
Loss before income tax expenses	(3,776,245)		(2,868,377)	(826,890)
Income tax	(89,660)		(38,997)	(27,080)
Net loss	(3,865,905)		(2,907,374)	(853,970)
Net loss attributable to noncontrolling interests	9,088		10,367	8,501
Net loss attributable to the Bilibili Inc.'s shareholders	(3,856,817)		(2,897,007)	(845,469)
Net cash provided by /(used in) operating activities	913,694		(682,959)	1,476,494
Purchase of short-term investments	(7,335,115)		(12,610,305)	(13,973,904)
Maturities of short-term investments	7,970,552		12,954,425	13,498,485
Placements of time deposits	(1,270)		(39,318)	(25,515)
Maturities of time deposits	4,444		54,319	7,896
Other investing activities	(2,188,712)		(3,265,756)	(1,928,125)
Net cash (used in)/provided by investing activities	(1,550,101)		(2,906,635)	(2,421,163)
Other financing activities			300,000	100,000
Net cash provided by/(used in) financing activities	1,884,890		3,607,226	1,090,287
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues	14,876,639		12,867,536	9,651,207
Total costs and expenses	(18,436,865)		(16,283,295)	(9,931,047)
Net cash provided by /(used in) operating activities	(2,339,697)		(1,729,079)	1,965,376
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues	1,198,107		1,574,896	667,765
Consolidated VIEs without recourse to the primary beneficiary | Inter-company | Consulting and services charges
Variable Interest Entity [Line Items]
Total costs and expenses	(726,875)		(593,272)	(1,021,596)
Consolidated VIEs without recourse to the primary beneficiary | Other inter-company
Variable Interest Entity [Line Items]
Total costs and expenses	(418,667)		(271,096)	(201,587)
Consolidated VIEs without recourse to the primary beneficiary | Group companies
Variable Interest Entity [Line Items]
Net cash provided by /(used in) operating activities	3,863,991		1,683,907	586,017
Investments and loans from Group companies	1,884,890		3,307,226	990,287
Consolidated VIEs without recourse to the primary beneficiary | Group companies | Consulting and services charges
Variable Interest Entity [Line Items]
Net cash provided by /(used in) operating activities	¥ (610,600)		¥ (637,787)	¥ (1,074,899)